Stock-Based Compensation	9 Months Ended
Sep. 30, 2021
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation

NOTE	16 – STOCK-BASED COMPENSATION
Pursuant to the 2020 Plan, the Company reserved a total of 80,000,000 shares of common stock for issuance of stock-based compensation awards. There are currently only RSUs granted under the 2020 Plan, which were granted at the beginning of second quarter 2021 to all team members that were active employees as of January 21, 2021. In addition, the Company granted shares to non-employee
directors that were fully vested upon grant.
The following is a summary of RSU activity for the three and nine months ended September 30, 2021.

	For the three months ended September 30, 2021		For the nine months ended September 30, 2021
	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value
Unvested - beginning of period	3,076,335	$7.75	—	$—
Granted	—	7.75	3,193,510	7.75
Vested 1	(720)	7.75	(5,890)	7.75
Forfeited	(160,200)	7.75	(272,205)	7.75

Unvested - end of period	2,915,415		2,915,415

1
Comprised of 4,000
shares granted to non-employee members of the board of directors that immeditately vested on the date of grant, and 1,890 RSUs
that vested in 2021 pursuant to the terms of the 2020 Plan.

Stock-based compensation expense recognized for the three and nine months ended September 30, 2021 was
$2.1
million and $4.4 million, respectively. As of September 30, 2021, there was
$18.2
million of unrecognized compensation expense related to unvested awards which is expected to be recognized over a weighted average period of 2.4
years.